16. Short-term Borrowings and Long-term Borrowings	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Short-term Borrowings and Long-term Borrowings
16.	Short-term Borrowings and Long-term Borrowings

	December 31, 2019	December 31, 2018
Debtor finance	$2,226	$2,691
Short-term bank borrowings	–	146
Other short-term borrowings	414	150
Current portion of long-term borrowings	217	179
Total short-term borrowings and current portion of long-term borrowings	2,857	3,166

Long term bank borrowings	6,256	6,017
Other long-term borrowings	–	836
Total long-term borrowings	6,256	6,853
Less: current portion of long-term borrowings	(217)	(179)
Total long-term borrowings, excluding current portion	6,039	6,674
Total borrowings	$8,896	$9,840

As of December 31, 2019, the maturities of the long-term borrowings are as follows:

USD
2020	$217
2021	238
2022	266
2023	290
2024	346
Thereafter	4,899
$6,256

The Group’s subsidiary, Solar Juice, entered into debtor finance agreements with Scottish Pacific on March 18, 2018, whereby Scottish Pacific provided Solar Juice invoice discounting facility with a limit of $5,637, at service fee charge of 0.13% based on the invoices processed, and discount fee charge of margin percentage plus 1.1% (margin percentage is around 6.76% during 2019 and 2018) based on the average daily debtor finance balance. The accounts receivable collection of Solar Juice was automatically transferred to Scottish Pacific for the debtor finance repayment at the ending of each work day. As of December 31, 2019 and 2018, the debtor finance balance was $2,226 and $2,691, respectively.

As of December 31, 2019, long term bank borrowings primarily represent a 10-year long term loan borrowed from Santander Bank amounting to $6,256 (2018: $6,017) with a maturity date of February 16, 2027, of which $4,692 is at interest rate of 3.96% per annum and $1,564 is at interest rate of 2.83% per annum.

The interest expense of bank loans from continuing operations was $544, $525 and $567 for the years ended December 31, 2019, 2018 and 2017. The average interest rate on short term borrowings from continuing operations was 7.97%, 7.39% and 5.65% per annum for the years ended December 31, 2019, 2018 and 2017, respectively